Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Remuneration
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Remuneration of key management

personnel
USD m, except where indicated 31.12.23 31.12.22 31.12.21
Base salaries and other cash payments
1
35 26 30
Incentive awards – cash
2
24 16 17
Annual incentive award under DCCP 36 23 26
Employer’s contributions to retirement benefit plans 3 2 2
Benefits in kind, fringe benefits (at market value) 1 1 1
Share-based compensation
3
63 42 45
Total 162 110 122
Total (CHF m)
4
147 106 112
1 May include role-based allowances in line with market practice and regulatory requirements.

2 The cash portion may also include blocked

shares in line with regulatory requirements.

3 Compensation expense
is based on

the share price

on grant date

taking into account

performance conditions.

Refer to Note

27 for more

information. For EB

members, share-based

compensation for 2023,

2022 and 2021

was entirely
composed of LTIP

awards. For the

Chairman of the BoD, the

share-based compensation for 2023, 2022

and 2021 was entirely composed

of UBS shares.

4 Swiss franc amounts disclosed represent

the respective
US dollar amounts translated at the applicable performance award currency exchange rates (2023: USD

/ CHF
0.91 ; 2022: USD / CHF 0.96 ; 2021: USD / CHF 0.92 ).

Equity holdings
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Equity holdings of key management personnel
1
31.12.23 31.12.22
Number of UBS Group AG shares held by members of the

BoD, EB and parties closely linked to them
2
5,121,564 2,443,580
1 No options were held in

2023 and 2022 by non-independent

members of the BoD and

any EB member or any of

its related parties.

2 Excludes shares granted under

variable compensation plans with

forfeiture
provisions.

Key management personnel | Loans, advances and mortgages
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Loans, advances and mortgages to key management

personnel
1
USD m, except where indicated 2023 2022
Balance at the beginning of the year 28 28
Balance at the end of the year
2
55 28
Balance at the end of the year (CHF m)
2, 3
46 26
1 All loans are secured loans.

2 There were USD
14 m (CHF 12
m) unused uncommitted credit facilities as of 31 December 2023 and no unused uncommitted credit facilities as of 31 December 2022.

3 Swiss franc
amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

Associates and joint ventures | Loans, advances and mortgages
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Loans to and outstanding receivables from associates

and joint ventures
USD m 2023 2022
Carrying amount at the beginning of the year 217 251
Additions 664 402
Reductions (716) (438)
Foreign currency translation 18 1
Carrying amount at the end of the year

183 217
of which: unsecured loans and receivables 174 209
Other transactions with associates and

joint ventures
As of or for the year ended
USD m 31.12.23 31.12.22
Payments to associates and joint ventures for goods and services received
155 138
Fees received for services provided to associates and joint ventures 10 4
Liabilities to associates and joint ventures 103 90
Commitments and contingent liabilities to associates

and joint ventures
8 7

UBS Group AG and other subsidiaries of UBS Group AG
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

USD m 31.12.23 31.12.22
Receivables
Amounts due from banks
1
14,752 0
Cash collateral receivables on derivative instruments 312 1
Loans and advances to customers 4,889 2,807
Other financial assets measured at amortized cost 232 147
Financial assets at fair value held for trading 325 146
Derivative financial instruments 3,031 1
Payables
Amounts due to banks 364 0
Cash collateral payables on derivative instruments 1,447 0
Customer deposits 3,069 2,119
Funding from UBS Group AG measured at amortized cost 67,282 56,147
Other financial liabilities measured at amortized cost 2,574 1,985
Derivative financial instruments 2,032 0
Other financial liabilities designated at fair value
2
2,995 1,796
1 Reflects funding provided to Credit Suisse.

2 Mainly represents funding recognized from UBS Group AG that is designated at fair value.

Refer to Note 18b for more information.